Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (130,474)		$ (6,866)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Consulting fees for preferred stock issued	50,300
Forgiveness of debt - court discharge			(24,814)
Changes in assets and liabilities
Prepaid expenses
Accounts payable - officer	4,720
Accounts payable - non-related parties	25,454
Accounts payable and accrued expenses - related party			31,680
Net cash provided by (used in) operating activities	(50,000)
Cash flows from financing activities:
Proceeds from exercise of warrants
Proceeds from issuance of common stock
Proceeds from notes payable
Proceeds from officer in consideration of preferred stock	50,000
Net cash provided by financing activities	50,000
NET INCREASE (DECREASE) IN CASH
Cash - beginning of year
Cash - end of year
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest
Cash paid for income taxes